FINANCIAL INSTRUMENTS (Details 27) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financials Instruments [Line items]
Name of subsidiary		Arauco do Brasil S.A.
Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted	$ 47,411
Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted	$ 624,388
Financial guarantee one [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitucion S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency		Chilean Pesos
Financial guarantee granted	$ 488
Name of guarantor	Directorate General of Maritime Territory and Merchant Marine
Financial guarantee one [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitucion S.A.
Nature of guarantee granted	Suretyship not supportive and cumulative
Description of assets pledged	-
Description of functional currency		U.S. Dollar
Financial guarantee granted	$ 322,234
Name of guarantor	Joint Ventures (Uruguay)
Financial guarantee two [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitucion S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency		Chilean Pesos
Financial guarantee granted	$ 313
Name of guarantor	Directorate General of Maritime Territory and Merchant Marine
Financial guarantee two [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitucion S.A.
Nature of guarantee granted	Full Guarantee
Description of assets pledged	-
Description of functional currency		U.S. Dollar
Financial guarantee granted	$ 287,000
Name of guarantor	Arauco Forest Brasil y Mahal (Brasil)
Financial guarantee three [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitucion S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency		Chilean Pesos
Financial guarantee granted	$ 230
Name of guarantor	Directorate General of Maritime Territory and Merchant Marine
Financial guarantee three [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitucion S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency		U.S. Dollar
Financial guarantee granted	$ 4,039
Name of guarantor	Arauco Forest Brasil y Mahal (Brasil)
Financial guarantee four [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitucion S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency		Chilean Pesos
Financial guarantee granted	$ 209
Name of guarantor	Directorate General of Maritime Territory and Merchant Marine
Financial guarantee four [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitucion S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency		Brazilian Real
Financial guarantee granted	$ 11,115
Name of guarantor	Arauco Forest Brasil y Mahal (Brasil)
Financial guarantee five [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitucion S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency		Chilean Pesos
Financial guarantee granted	$ 120
Name of guarantor	National Customs Service
Financial guarantee six [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Forestal Arauco S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	-
Description of functional currency	Chilean Pesos
Financial guarantee granted	$ 831
Name of guarantor	CODELCO S.A.
Financial guarantee seven [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Forest Brasil S.A.
Nature of guarantee granted	Mortgage Industrial Plant of Jaguariaíva of Arauco do Brasil
Description of assets pledged	-
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 39,566
Name of guarantor	BNDES
Financial guarantee eight [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Forest Brasil S.A.
Nature of guarantee granted	Endorsement of ADB + Guarantee Letter AISA
Description of assets pledged	-
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 3,022
Financial guarantee nine [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Forest Brasil S.A.
Nature of guarantee granted	Endorsement of Arauco do Brasil
Description of assets pledged	-
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 550
Name of guarantor	Bank Votorantim S.A.
Financial guarantee ten [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Forest Brasil S.A.
Nature of guarantee granted	Equipment
Description of assets pledged	Property plant and equipment
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 115
Name of guarantor	Bank Santander S.A.
Financial guarantee eleven [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Forest Brasil S.A.
Nature of guarantee granted	Equipment
Description of assets pledged	Property plant and equipment
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 192
Name of guarantor	Bank Santander S.A.
Financial guarantee twelve [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Forest Brasil S.A.
Nature of guarantee granted	Equipment
Description of assets pledged	Property plant and equipment
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 97
Name of guarantor	Bank Bradesco S.A.
Financial guarantee thirteen [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco do Brasil S.A.
Nature of guarantee granted	Equipment
Description of assets pledged	Property plant and equipment
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 179
Name of guarantor	Bank Santander S.A.
Financial guarantee fourteen [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco do Brasil S.A.
Nature of guarantee granted	Equipment
Description of assets pledged	Property plant and equipment
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 176
Name of guarantor	Bank Alpha S.A.
Financial guarantee fifteen [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Florestal Arapoti S.A.
Nature of guarantee granted	Endorsement of Arauco do Brasil
Description of assets pledged	-
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 621
Name of guarantor	Bank Votorantim S.A.
Financial guarantee sixteen [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Florestal Arapoti S.A.
Nature of guarantee granted	Equipment
Description of assets pledged	Property plant and equipment
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 332
Name of guarantor	Bank Safra S.A.
Financial guarantee seventeen [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Florestal Arapoti S.A.
Nature of guarantee granted	Equipment
Description of assets pledged	Property plant and equipment
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 198
Name of guarantor	Bank Santander S.A.
Financial guarantee eighteen [Member]
Disclosure Of Financials Instruments [Line items]
Name of guarantor	Bank Votorantim S.A.
Financial guarantee eighteen [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Florestal Arapoti S.A.
Nature of guarantee granted	Equipment
Description of assets pledged	Property plant and equipment
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 172
Name of guarantor	Bank Itaú BBA S.A.